Shareholder Report, Holdings (Details)	Nov. 30, 2025
PGIM Jennison Energy Infrastructure Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class A | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class A | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM Jennison Energy Infrastructure Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM Jennison Energy Infrastructure Fund -Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund -Class C | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
PGIM Jennison Energy Infrastructure Fund -Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund -Class C | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund -Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Energy Infrastructure Fund -Class C | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund -Class C | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund -Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM Jennison Energy Infrastructure Fund -Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM Jennison Energy Infrastructure Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
PGIM Jennison Energy Infrastructure Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class Z | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class Z | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM Jennison Energy Infrastructure Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM Jennison Energy Infrastructure Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)